Note 16 - Shareholders' Equity - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-vested options granted (in shares)		260,000		0
Granted - Weighted average exercise price (in EUR per share)	[1]	€ 2.39	€ 3.22
Employee Stock Option [Member]
Outstanding - number (in shares)		1,427,438	917,188	1,095,850
Outstanding - Weighted average exercise price (in EUR per share)		€ 2.94	€ 2.79	€ 2.76
Non-vested options granted (in shares)		260,000	575,000
Granted - Weighted average exercise price (in EUR per share)		€ 2.39	€ 3.22
Exercised - number (in shares)		(60,000)		(72,412)
Exercised - Weighted average exercise price (in EUR per share)		€ 1.91		€ 2.13
Forfeited - number (in shares)		(134,750)	(64,750)	(106,250)
Forfeited - Weighted average exercise price (in EUR per share)		€ 3.09	€ 3.30	€ 2.88
Expired - number (in shares)		(285,088)
Expired - Weighted average exercise price (in EUR per share)		€ 3.99
Outstanding - number (in shares)		1,207,600	1,427,438	917,188
Outstanding - Weighted average exercise price (in EUR per share)		€ 2.61	€ 2.94	€ 2.79
Exercisable - number (in shares)		598,850	774,938	724,688
Exercisable on December 31, (in EUR per share)		€ 2.29	€ 2.87	€ 3.03
Shares purchase options available for grant - number (in shares)		250,428	243,428	232,428

[1]	The Company did not make any grants during the year ended December 31, 2015.